Provisions And Contingent Liabilities	3 Months Ended
Jan. 31, 2024
Provisions And Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 18: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new

significant events or transactions except as

previously identified in Note 26 of

the Bank’s 2023 Annual
Consolidated Financial Statements.
(a)

RESTRUCTURING
The Bank continued to undertake certain

measures in the first quarter of 2024 to reduce

its cost base and achieve greater efficiency. In connection with these measures, the Bank incurred $291 million

of restructuring charges. The restructuring

costs primarily relate to: (i) employee

severance and other personnel-related
costs recorded as provisions and (ii) real

estate optimization mainly recorded as a reduction

to land and buildings.
(b)

LEGAL AND REGULATORY MATTERS
Other than as described below, there have been no new

significant legal and regulatory matters,

and no significant developments to the matters

previously
identified in Note 26 of the Bank’s 2023 Annual

Consolidated Financial Statements.
In the ordinary course

of business, the Bank and

its subsidiaries are involved

in various legal

and regulatory actions, including

but not limited to civil

claims and
lawsuits, regulatory examinations,

investigations, audits, and requests

for information by governmental,

regulatory and self-regulatory

agencies and law
enforcement authorities in various

jurisdictions, in respect of our businesses

and compliance programs. The

Bank establishes provisions

when it becomes
probable that the Bank

will incur a loss and

the amount can be

reliably estimated. The Bank

also estimates the aggregate

range of reasonably possible

losses
(RPL) in its legal and regulatory

actions (that is, those which

are neither probable nor

remote), in excess of provisions.

As at January 31, 2024,

the Bank’s RPL is
from zero

to approximately $
1.42

billion (October 31, 2023

– from
zero

to approximately $
1.44

billion). The Bank’s provisions

and RPL represent the

Bank’s best
estimates based upon currently

available information for

actions for which estimates

can be made, but

there are a number of

factors that could cause

the Bank’s
provisions and/or RPL to be

significantly different from its actual

or RPL. For example,

the Bank’s estimates involve

significant judgment due to

the varying stages
of the proceedings, the

existence of multiple defendants

in many proceedings

whose share of liability

has yet to be

determined, the numerous

yet-unresolved
issues in many of the

proceedings, some of

which are beyond the Bank’s

control and/or involve novel legal

theories and interpretations, the attendant

uncertainty
of the various potential outcomes

of such proceedings, and the fact

that the underlying matters will change

from time to time. In addition,

some actions seek very
large or indeterminate damages.
The Bank and certain of its subsidiaries have

been responding to inquiries from, and

cooperating with, the Securities and Exchange

Commission (SEC) and the
Commodity Futures Trading Commission (CFTC) concerning

compliance with records preservation

requirements relating to business communications

exchanged
on unapproved electronic channels. The Bank

is engaged in settlement discussions

with the SEC and CFTC and anticipates

that resolution will include penalties.
The SEC and CFTC have conducted similar

investigations at other financial institutions.
In management’s opinion, based on its current

knowledge and after consultation with counsel,

the ultimate disposition of these actions,

individually or in the
aggregate, will not have a material adverse

effect on the consolidated financial condition

or the consolidated cash flows of the Bank.

However, because of the
factors listed above, as well as other uncertainties

inherent in litigation and regulatory matters,

there is a possibility that the ultimate resolution

of legal or regulatory
actions may be material to the Bank’s consolidated

results of operations for any particular reporting

period.